Subsequent Events (Details) R in Millions, $ in Millions				1 Months Ended	12 Months Ended	13 Months Ended
	Apr. 21, 2021 shares	Apr. 01, 2021	Dec. 22, 2020 USD ($)	Apr. 30, 2021 shares	Feb. 28, 2021	Apr. 21, 2021 ZAR (R) shares
Subsequent Events (Details) [Line Items]
Nasdaq listing and JSE inward listing, description	The listing comprises 30,951,106 Karooooo shares (21,540,394 of which are issued on the US shares register and 9,410,712 of which are issued on the SA share register) in the “Software” sector and sub-sector on the Main Board of the JSE. Of the 9,410,712 Karooooo shares on the SA share register, 5,774,312 are public shareholders constituting a 61% free float on the JSE. Of the 5,774,312 public shareholders holding Karooooo shares on the SA share register, non-South African resident shareholders (excluding US resident shareholders) are able to transfer their shares to the NASDAQ from May 31, 2021 onwards
Interest rate percentage					1.25%
Drew down under the loan | $			$ 58.5
Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Nasdaq listing and JSE inward listing, description		Karooooo listed on the NASDAQ on April 1, 2021 and has raised USD33.8 million gross cash for general corporate purposes including the growth and expansion of Cartrack, such as research and development.
Shares issued				1,207,500
Total Shares in issue	30,951,106					30,951,106
Subsequent event description					On December 22, 2020, the Company entered into an agreement with a related party (Orient Victoria Pte Ltd), whereby the related party agreed to lend and advance up to USD65 million for the sole purpose of facilitating the Company’s acquisition of the remaining interest in the subsidiary, Cartrack Holdings Limited.
Events After Reporting Period [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
IPO costs | R						R 25.6